Intangible Assets (Detail ) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets net	$ 3,989,450	$ 1,388,260
Intangible assets gross	(3,864,618)	(1,388,260)
Intangible assets gross	3,864,618	1,388,260
Website Domains 1 [Member]
Intangible assets net	$ 424,674	0
Intangible assets estimated usefule life	4 years
Trademarks and Tradenames [Member]
Intangible assets net	$ 476,010	0
Intangible assets estimated usefule life	10 years
Non compete agreements [Member]
Intangible assets net	$ 142,004	0
Intangible assets estimated usefule life	3 years
Accumulated Amortization Customer Relationships [Member]
Intangible assets gross	$ (78,514)	0
Intangible assets gross	78,514	0
Accumulated Amortization Trademarks Tradenames [Member]
Intangible assets gross	(11,484)	0
Intangible assets gross	11,484	0
Accumulated Amortization Non Compete [Member]
Intangible assets gross	(11,000)	0
Intangible assets gross	$ 11,000	0
Customer relationships [Member] | Maximum [Member]
Intangible assets estimated usefule life	6 years
Customer Relationships [Member] | Minimum [Member]
Intangible assets net	$ 1,638,502	0
Intangible assets estimated usefule life	4 years
Website Domains [Member]
Intangible assets net	$ 1,308,260	1,388,260
Accumulated Amortization Website domains [Member]
Intangible assets gross	(23,834)	0
Intangible assets gross	$ 23,834	$ 0